RELATED PARTY TRANSACTIONS (Details 2) (USD $)	0 Months Ended	3 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended
	Feb. 17, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 17, 2012 Green Hunter Energy, Inc.	Dec. 31, 2012 Green Hunter Energy, Inc.	Dec. 13, 2012 Green Hunter Energy, Inc.
Related Party Transaction
Total consideration received									$ 9,300,000
Cash consideration received									2,200,000
Consideration received, number of shares of common stock received									1,846,722
Consideration received, value of common stock received									2,600,000
Common stock issued (in dollars per share)									$ 1.79
Consideration received, number of shares of preferred stock received									88,000
Consideration received, cumulative preferred dividend rate on preferred stock received (as a percent)									10.00%
Consideration received, value of preferred stock received									1,900,000
Consideration received, value of promissory notes convertible into GreenHunter Energy, Inc common stock									2,200,000
Consideration received, value of promissory notes convertible into GreenHunter Energy, Inc common stock (in shares)	880,000
Consideration received, value of promissory notes convertible into GreenHunter Energy, Inc common stock, conversion price (in dollars per share)	$ 2.50
Gain (loss) on sale of discontinued operations, net of tax		4,325,000	185,000	0	(2,101,000)	2,409,000	0	4,329,000
Fair value of embedded derivative asset											264,000
Adjusted cash proceeds for changes in working capital to reflect the effective date of the sale							783,000
Interest income										191,278
Loss related to investment										$ 1,300,000
Tank rental agreement term									5 years